13. FINANCIAL ASSETS AT AMORTIZED COST (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Non current financial assets at amortized cost	$ 0	$ 62
Current financial assets at amortized cost	25	23
Government securities
Disclosure of financial assets [line items]
Non current financial assets at amortized cost	0	44
Current financial assets at amortized cost	11	2
Corporate securities
Disclosure of financial assets [line items]
Non current financial assets at amortized cost	0	1
Financial Trustee - Gasoducto Sur Work
Disclosure of financial assets [line items]
Non current financial assets at amortized cost	0	17
Current financial assets at amortized cost	$ 14	$ 21